Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Changes in the carrying amount of goodwill
Balance at the beginning of year	¥ 232,007	$ 36,407	¥ 232,007
Increase in goodwill related to acquisitions during the year	0	0
Accumulated impairment loss	0	0	0
Balance at the end of year	¥ 232,007	$ 36,407	¥ 232,007